Shareholders' capital - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 08, 2024
Shareholders' capital
Dividends paid, ordinary shares	$ 75.3	$ 65.2
Dividends paid, per share	$ 0.48	$ 0.4
Public float			10.00%